Organization and Description of Business	12 Months Ended
Dec. 31, 2014
Organization and Description of Business [Abstract]
Organization and Description of Business

1. Organization and Description of Business

Snap Interactive, Inc. (together with its wholly owned subsidiaries, eTwine, Inc. and Snap Mobile Limited, the “Company”) was incorporated under the laws of the State of Delaware on July 19, 2005.  eTwine, Inc. was incorporated under the laws of the State of New York on May 7, 2004.  Snap Mobile Limited is a United Kingdom corporation, and was incorporated on September 10, 2009.

The Company was organized to operate an online dating application and stand-alone website.